Schedule of Investments (unaudited)	iShares® International Developed Property ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 13.2%
Abacus Property Group	25,844	$46,404
Arena REIT	22,071	55,505
BWP Trust	30,549	73,955
Cedar Woods Properties Ltd.	3,893	13,044
Centuria Capital Group	43,651	48,314
Centuria Industrial REIT	33,959	70,334
Centuria Office REIT	27,358	25,025
Charter Hall Group	29,740	213,202
Charter Hall Long Wale REIT	40,910	109,456
Charter Hall Retail REIT	32,555	78,534
Charter Hall Social Infrastructure REIT	21,353	41,953
Cromwell Property Group	89,960	32,137
Dexus	67,626	352,184
Dexus Industria REIT	12,816	22,105
GDI Property Group Partnership(a)	30,972	13,352
Goodman Group	107,632	1,446,880
GPT Group (The)	120,442	333,273
Growthpoint Properties Australia Ltd.	18,046	33,684
HealthCo REIT(a)	28,347	24,832
Home Consortium Ltd.	15,290	52,073
HomeCo Daily Needs REIT	97,561	76,640
Hotel Property Investments Ltd.	12,156	25,478
Ingenia Communities Group	22,885	60,934
Lendlease Corp. Ltd.	43,333	224,831
Lifestyle Communities Ltd.(a)	6,136	64,376
Mirvac Group	249,192	376,304
National Storage REIT	77,264	121,284
RAM Essential Services Property Ltd.	23,023	10,582
Region RE Ltd.	72,441	109,866
Rural Funds Group	24,264	28,580
Scentre Group	326,344	577,143
Stockland	150,093	403,493
Vicinity Ltd.	244,613	301,245
Waypoint REIT Ltd	42,297	73,156
		5,540,158
Austria — 0.3%
CA Immobilien Anlagen AG	2,884	83,632
IMMOFINANZ AG(b)	2,012	37,258
S IMMO AG	554	7,400
		128,290
Belgium — 2.3%
Aedifica SA	2,506	160,700
Care Property Invest NV	2,320	31,252
Cofinimmo SA	1,922	144,427
Immobel SA(a)	264	10,032
Intervest Offices & Warehouses NV	1,657	25,024
Montea NV	851	65,698
Retail Estates NV	701	45,386
Shurgard Self Storage Ltd.	1,568	71,571
VGP NV	825	80,715
Warehouses De Pauw CVA	9,747	267,678
Xior Student Housing NV	1,514	45,029
		947,512
Canada — 3.7%
Allied Properties REIT	3,918	64,238
Artis REIT	3,638	19,855
Automotive Properties Real Estate Investment Trust(a)	1,200	10,408
Boardwalk REIT	1,401	65,770
Security	Shares	Value

Canada (continued)
BSR Real Estate Investment Trust	1,152	$14,757
BTB Real Estate Investment Trust	2,304	5,600
Canadian Apartment Properties REIT	5,159	198,065
Choice Properties REIT	10,135	103,817
Crombie REIT	3,249	33,551
CT REIT	3,351	38,171
Dream Industrial REIT	8,015	85,368
Dream Office REIT	861	8,410
DREAM Unlimited Corp., Class A	1,418	22,082
European Residential Real Estate Investment Trust	2,784	6,010
First Capital Real Estate Investment Trust	6,611	72,959
Granite REIT	1,957	115,788
H&R Real Estate Investment Trust	8,226	63,647
Inovalis Real Estate Investment Trust(a)	1,018	2,597
InterRent REIT	4,398	42,561
Killam Apartment REIT	3,603	48,031
Minto Apartment Real Estate Investment Trust(c)	1,158	13,129
Morguard Corp.	278	21,405
Morguard North American Residential REIT	1,246	15,848
Nexus Industrial REIT	2,080	13,315
NorthWest Healthcare Properties REIT	7,319	34,696
Prinmaris REIT	3,040	30,911
PRO Real Estate Investment Trust	1,822	7,221
RioCan REIT	9,238	134,447
Slate Grocery REIT	1,799	17,695
Slate Office REIT(a)	2,437	3,642
SmartCentres Real Estate Investment Trust	4,466	81,886
Tricon Residential Inc.	17,300	152,530
True North Commercial Real Estate Investment Trust	2,960	5,318
		1,553,728
China — 0.6%
Gemdale Properties & Investment Corp. Ltd.	356,000	20,722
Greenland Hong Kong Holdings Ltd.(a)	48,000	2,651
Wharf Holdings Ltd. (The)	77,000	182,967
Yuexiu REIT	148,000	31,597
		237,937
Finland — 0.3%
Citycon OYJ	5,152	32,745
Kojamo OYJ	11,205	105,328
		138,073
France — 3.4%
Altarea SCA	296	32,874
Carmila SA	3,620	56,305
Covivio	2,913	137,610
Gecina SA	3,436	366,547
ICADE	2,010	83,887
Klepierre SA	12,265	304,714
Mercialys SA	4,848	43,811
Nexity SA	3,101	62,695
Unibail-Rodamco-Westfield, New(b)	6,752	356,130
		1,444,573
Germany — 3.9%
ADLER Group SA(b)(c)	4,190	2,526
alstria office REIT-AG	561	3,067
Aroundtown SA(a)(b)	58,076	66,973
Deutsche EuroShop AG	775	17,697
Deutsche Wohnen SE	3,258	75,163
DIC Asset AG	2,363	13,120
Grand City Properties SA(b)	4,882	38,374

Schedule of Investments (unaudited) (continued)	iShares® International Developed Property ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Hamborner REIT AG	4,496	$31,381
Instone Real Estate Group SE(c)	2,922	17,551
LEG Immobilien SE(b)	4,658	268,761
TAG Immobilien AG(b)	11,067	104,656
Vib Vermoegen AG	699	10,552
Vonovia SE	50,125	978,923
		1,628,744
Hong Kong — 12.1%
Champion REIT	117,000	42,502
CK Asset Holdings Ltd.	122,000	677,924
Far East Consortium International Ltd.	80,700	19,199
Fortune REIT	93,000	66,996
Hang Lung Group Ltd.	44,000	66,839
Hang Lung Properties Ltd.	116,000	179,506
Henderson Land Development Co. Ltd.	82,044	244,328
Hongkong Land Holdings Ltd.(a)	67,300	263,160
Hysan Development Co. Ltd.	37,000	90,422
K Wah International Holdings Ltd.	86,000	27,571
Kerry Properties Ltd.	36,500	75,934
Link REIT	160,779	895,076
New World Development Co. Ltd.	87,000	215,025
Prosperity REIT	80,000	18,002
Shun Tak Holdings Ltd.(b)	136,000	21,419
Sino Land Co. Ltd.	216,000	265,919
Sun Hung Kai Properties Ltd.	95,000	1,200,288
Sunlight REIT	64,000	23,571
Swire Properties Ltd.	66,800	164,586
Wharf Real Estate Investment Co. Ltd.	98,000	491,701
Zensun Enterprises Ltd.(a)(b)	35,000	2,594
		5,052,562
Ireland — 0.1%
Irish Residential Properties REIT PLC	27,251	28,459

Israel — 2.3%
AFI Properties Ltd.(b)	336	12,550
Africa Israel Residences Ltd.	391	18,798
Airport City Ltd.(b)	4,068	53,677
Alony Hetz Properties & Investments Ltd.	9,688	76,034
Amot Investments Ltd.	13,612	71,534
Ashtrom Group Ltd.	1	10
Aura Investments Ltd.(a)	7,914	14,384
Azrieli Group Ltd.	2,291	129,432
Big Shopping Centers Ltd.(b)	746	67,404
Blue Square Real Estate Ltd.	352	20,453
Electra Real Estate Ltd.	1,429	16,340
G City Ltd.	5,052	16,727
Gav-Yam Lands Corp. Ltd.	1,757	12,417
IES Holdings Ltd.(b)	176	12,982
Israel Canada T.R Ltd.	8,391	19,447
Israel Land Development Co. Ltd. (The)	1,148	9,026
Isras Investment Co. Ltd.	99	18,250
Mega Or Holdings Ltd.	1,395	29,074
Mehadrin Ltd.(b)	1	29
Melisron Ltd.	1,427	92,844
Menivim- The New REIT Ltd.	43,449	18,740
Mivne Real Estate KD Ltd.	36,051	88,106
Norstar Holdings Inc.(a)(b)	1,982	4,488
Prashkovsky Investments and Construction Ltd.	476	11,589
Property & Building Corp. Ltd.(b)	176	7,669
Reit 1 Ltd.	12,152	53,414
Security	Shares	Value

Israel (continued)
Sella Capital Real Estate Ltd.	13,520	$27,017
Summit Real Estate Holdings Ltd.	2,299	29,684
YH Dimri Construction & Development Ltd.	433	26,936
		959,055
Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA	3,584	9,469

Japan — 29.7%
Activia Properties Inc.	46	128,636
Advance Logistics Investment Corp.	40	37,253
Advance Residence Investment Corp.	87	207,763
Aeon Mall Co. Ltd.	5,980	77,392
AEON REIT Investment Corp.	111	119,747
Arealink Co. Ltd.	500	8,620
Comforia Residential REIT Inc.	42	100,570
CRE Inc./Japan	1,000	9,566
CRE Logistics REIT Inc.	39	48,260
Daito Trust Construction Co. Ltd.	4,300	435,614
Daiwa House Industry Co. Ltd.	41,900	1,107,080
Daiwa House REIT Investment Corp.	134	256,924
Daiwa Office Investment Corp.	18	78,267
Daiwa Securities Living Investments Corp.	142	112,686
Dear Life Co. Ltd.	1,600	9,050
ESCON Japan Reit Investment Corp.	21	17,837
Frontier Real Estate Investment Corp.	32	103,972
Fukuoka REIT Corp.	45	51,829
Global One Real Estate Investment Corp.	65	51,436
GLP J-REIT	296	291,958
Goldcrest Co. Ltd.	900	11,243
Hankyu Hanshin REIT Inc.	44	44,199
Health Care & Medical Investment Corp.	23	25,979
Heiwa Real Estate Co. Ltd.	2,000	52,854
Heiwa Real Estate REIT Inc.	60	60,876
Hoshino Resorts REIT Inc.	16	68,655
Hulic Co. Ltd.	37,700	323,030
Hulic Reit Inc.	81	90,525
Ichigo Hotel REIT Investment Corp.	17	12,279
Ichigo Inc.	15,200	29,132
Ichigo Office REIT Investment Corp.	96	59,568
Industrial & Infrastructure Fund Investment Corp.	131	137,907
Invincible Investment Corp.	387	153,840
Japan Excellent Inc.	80	69,616
Japan Hotel REIT Investment Corp.	280	142,838
Japan Logistics Fund Inc.	59	128,054
Japan Metropolitan Fund Invest	439	293,728
Japan Prime Realty Investment Corp.	63	152,462
Japan Property Management Center Co. Ltd.	900	6,846
Japan Real Estate Investment Corp.	89	338,696
JINUSHI Co Ltd.	700	9,242
JSB Co. Ltd.	400	14,004
Katitas Co. Ltd.	3,200	55,404
Keihanshin Building Co. Ltd.	2,700	21,690
Kenedix Office Investment Corp.	53	127,536
Kenedix Residential Next Investment Corp.	68	110,597
Kenedix Retail REIT Corp.	38	76,591
LaSalle Logiport REIT	112	117,511
Leopalace21 Corp.(b)	11,200	20,831
Marimo Regional Revitalization REIT Inc.	14	12,429
Mirai Corp.	112	35,928
Mitsubishi Estate Co. Ltd.	79,100	939,733

Schedule of Investments (unaudited) (continued)	iShares® International Developed Property ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mitsubishi Estate Logistics REIT Investment Corp.	32	$91,784
Mitsui Fudosan Co. Ltd.	59,656	1,189,027
Mitsui Fudosan Logistics Park Inc.	35	121,557
Mori Hills REIT Investment Corp.	102	104,342
Mori Trust Reit Inc.	158	78,956
Nippon Accommodations Fund Inc.	31	139,717
Nippon Building Fund Inc.	107	420,743
Nippon Prologis REIT Inc.	173	347,696
NIPPON REIT Investment Corp.	28	66,427
Nisshin Fudosan Co.	1,800	6,465
Nomura Real Estate Holdings Inc.	7,300	173,555
Nomura Real Estate Master Fund Inc.	296	341,401
NTT UD REIT Investment Corp.	89	83,325
One REIT Inc.	17	29,402
Ooedo Onsen Reit Investment Corp.	16	7,172
Orix JREIT Inc.	173	212,963
SAMTY Co. Ltd.	2,600	40,464
Samty Residential Investment Corp.	46	38,104
Sankei Real Estate Inc.	29	18,273
Sekisui House Reit Inc.(a)	275	160,155
SOSiLA Logistics REIT Inc.	46	41,773
SRE Holdings Corp.(b)	600	16,105
Star Asia Investment Corp.	121	49,826
Star Mica Holdings Co. Ltd.	1,600	7,271
Starts Corp. Inc.	2,100	43,084
Starts Proceed Investment Corp.	16	25,886
Sumitomo Realty & Development Co. Ltd.	30,000	743,429
Sun Frontier Fudousan Co. Ltd.	1,800	17,864
Takara Leben Co. Ltd.	5,200	16,026
Takara Leben Real Estate Investment Corp.	44	29,507
TKP Corp.(b)	1,000	19,100
TOC Co. Ltd.	3,200	14,067
Tokaido REIT Inc.	14	12,148
Tokyo Tatemono Co. Ltd.	13,100	168,696
Tokyu Fudosan Holdings Corp.	38,200	218,955
Tokyu REIT Inc.	59	78,831
Tosei Corp.	1,700	20,647
Tosei Reit Investment Corp.	18	16,668
United Urban Investment Corp.	196	197,843
XYMAX REIT Investment Corp.	13	10,442
		12,417,979
Netherlands — 0.5%
Argo Properties NV(a)(b)	764	9,543
Brack Capital Properties NV(b)	1	79
CTP NV(c)	4,777	62,145
Eurocommercial Properties NV	2,689	62,459
NSI NV	1,164	25,975
Vastned Retail NV	1,108	23,612
Wereldhave NV	2,483	37,948
		221,761
New Zealand — 0.8%
Argosy Property Ltd.	52,588	35,985
Goodman Property Trust	67,030	91,322
Kiwi Property Group Ltd.	98,832	55,376
Precinct Properties New Zealand Ltd.	84,920	67,229
Stride Property Group	34,025	29,225
Vital Healthcare Property Trust	30,154	43,303
		322,440
Security	Shares	Value

Norway — 0.2%
Entra ASA(c)	7,668	$69,638

Singapore — 8.7%
AIMS APAC REIT(a)	34,656	31,875
CapitaLand Ascendas REIT	211,292	426,466
CapitaLand Ascott Trust	138,485	110,989
CapitaLand China Trust	73,926	55,863
Capitaland India Trust	49,300	41,642
CapitaLand Integrated Commercial Trust	316,610	448,680
Capitaland Investment Ltd/Singapore	155,000	380,826
CDL Hospitality Trusts	51,962	47,100
City Developments Ltd.	31,900	159,117
Cromwell European Real Estate Investment Trust	22,720	38,676
Daiwa House Logistics Trust(a)	35,000	16,046
Digital Core REIT Management Pte Ltd.	21,300	10,151
Eagle Hospitality Trust(b)(d)	53,200	1
EC World Real Estate Investment Trust(a)	16,900	4,061
ESR-LOGOS REIT	404,336	100,505
Far East Hospitality Trust	66,100	30,845
First REIT	71,500	13,746
Frasers Centrepoint Trust	67,106	108,957
Frasers Logistics & Commercial Trust	181,972	168,496
Hong Fok Corp. Ltd.(a)	25,900	19,109
Keppel DC REIT	83,203	133,245
Keppel Pacific Oak US REIT	47,300	14,899
Keppel REIT	124,800	83,294
Lendlease Global Commercial REIT	119,692	58,532
Manulife US Real Estate Investment Trust	110,750	19,228
Mapletree Industrial Trust	126,332	206,678
Mapletree Logistics Trust	209,511	251,989
Mapletree Pan Asia Commercial Trust	144,712	174,092
OUE Commercial Real Estate Investment Trust	152,700	37,260
PARAGON REIT	67,200	47,543
Parkway Life REIT	24,600	71,054
Prime U.S. REIT	40,000	8,416
Sasseur Real Estate Investment Trust	35,500	18,533
Starhill Global REIT	90,400	34,469
Suntec REIT(a)	141,200	134,963
UOL Group Ltd.	29,300	139,652
		3,646,998
South Korea — 0.5%
D&D Platform REIT Co. Ltd., NVS	3,616	8,972
Dongwon Development Co. Ltd.	2,402	6,415
E KOCREF CR-REIT Co. Ltd.	1,476	5,769
ESR Kendall Square REIT Co. Ltd.	10,069	30,718
IGIS Value Plus REIT Co. Ltd.	3,233	11,414
JR REIT XXVII	9,327	30,375
Koramco Energy Plus REIT	2,665	11,292
Korea REIT & Trust Co. Ltd.	7,841	8,241
LOTTE Reit Co. Ltd.	7,415	20,600
Mirae Asset Maps Asia Pacific Real Estate 1 Investment	5,800	18,469
NH All-One REIT Co. Ltd.	2,659	7,072
Shinhan Alpha REIT Co. Ltd.	4,518	21,293
Shinhan Seobu T&D REIT Co. Ltd.	1,788	4,681
SK D&D Co. Ltd.	527	8,938
SK REITs Co. Ltd.	4,881	18,965
		213,214
Spain — 0.8%
Aedas Homes SA(c)	826	16,224
Inmobiliaria Colonial SOCIMI SA	18,688	113,311

Schedule of Investments (unaudited) (continued)	iShares® International Developed Property ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Lar Espana Real Estate SOCIMI SA	3,517	$20,996
Merlin Properties SOCIMI SA	20,971	179,624
Metrovacesa SA(c)	1,242	9,704
		339,859
Sweden — 3.7%
Akelius Residential Property AB, Class D	13,047	25,683
Atrium Ljungberg AB, Class B	3,257	56,469
Castellum AB(a)	27,064	259,071
Catena AB	2,039	74,753
Cibus Nordic Real Estate AB	3,597	34,976
Corem Property Group AB	281	3,153
Corem Property Group AB, Class B	34,161	16,040
Dios Fastigheter AB	5,743	36,712
Fabege AB	16,841	121,328
Fastighets AB Balder, Class B(b)	40,993	150,099
Heba Fastighets AB	4,132	10,191
Hufvudstaden AB, Class A	7,401	87,941
K-Fast Holding AB(b)	3,846	6,866
Klarabo Sverige AB(b)	5,136	5,819
Logistea AB(b)	3,903	4,031
Neobo Fastigheter AB(a)(b)	7,034	5,935
NP3 Fastigheter AB	1,903	28,754
Nyfosa AB	9,744	53,938
Pandox AB	5,552	64,673
Platzer Fastigheter Holding AB, Class B	4,104	30,421
Sagax AB, Class B	11,792	233,190
Sagax AB, Class D	6,739	16,307
Samhallsbyggnadsbolaget i Norden AB(a)	67,186	25,752
Samhallsbyggnadsbolaget i Norden AB, Class D(a)	9,147	3,764
Wallenstam AB, Class B	26,423	89,611
Wihlborgs Fastigheter AB	16,828	121,805
		1,567,282
Switzerland — 2.6%
Allreal Holding AG, Registered	966	163,523
Intershop Holding AG	77	51,367
Mobimo Holding AG, Registered	458	123,548
Peach Property Group AG(a)	659	9,793
PSP Swiss Property AG, Registered	2,883	322,138
Swiss Prime Site AG, Registered	4,824	419,042
		1,089,411
United Kingdom — 9.3%
Abrdn Property Income Trust	26,322	15,946
AEW U.K. REIT PLC	9,391	11,084
Assura PLC	187,586	108,158
Balanced Commercial Property Trust Ltd.	49,991	42,029
Big Yellow Group PLC	11,006	150,186
British Land Co. PLC (The)	59,249	228,485
Capital & Counties Properties PLC	122,733	179,407
Civitas Social Housing PLC	38,225	38,788
CLS Holdings PLC	11,952	20,522
Custodian Reit PLC	27,246	29,274
Derwent London PLC	7,060	183,773
Ediston Property Investment Co. PLC	13,308	9,735
Empiric Student Property PLC	37,864	40,490
Grainger PLC	46,571	134,378
Great Portland Estates PLC	15,963	84,133
Hammerson PLC	250,755	79,296
Helical PLC	6,641	21,929
Home Reit PLC(d)	52,824	22,487
Security	Shares	Value

United Kingdom (continued)
Impact Healthcare Reit PLC	25,397	$29,029
Land Securities Group PLC	47,203	345,142
LondonMetric Property PLC	61,644	130,118
LXI REIT PLC	108,159	118,479
NewRiver REIT PLC	20,296	22,941
Phoenix Spree Deutschland Ltd.	6,534	15,435
Picton Property Income Ltd.	35,036	31,237
Primary Health Properties PLC	84,625	102,584
PRS REIT PLC (The)	34,496	35,223
Regional REIT Ltd.(c)	27,207	16,136
Safestore Holdings PLC	13,697	148,258
Schroder REIT Ltd.	34,160	17,501
Segro PLC	77,081	702,964
Sirius Real Estate Ltd.	73,475	79,643
Supermarket Income Reit PLC	78,049	72,524
Triple Point Social Housing REIT PLC(c)	23,769	14,791
Tritax Big Box REIT PLC	117,502	187,007
UK Commercial Property REIT Ltd.	54,826	33,700
UNITE Group PLC (The)	25,164	278,751
Urban Logistics REIT PLC	29,721	42,275
Warehouse REIT PLC	26,754	26,978
Workspace Group PLC	8,832	53,032
		3,903,848

Total Common Stocks — 99.0%
(Cost: $65,068,408)		41,460,990

Rights

Austria — 0.0%
Buwog AG(d)	463	—

Belgium — 0.0%
Aedifica SA, (Expires 07/06/23, Strike Price EUR 52.00)(b)(d)	2,506	1,148

Singapore — 0.0%
CapitaLand India Trust Management Pte. Ltd., (Expires 07/17/23, Strike Price SGD 1.06)	5,866	347

South Korea — 0.0%
IGIS Value Plus REIT Co. Ltd., (Expires 08/01/23, Strike Price KRW 4,495.00)	1,293	147

Total Rights — 0.0%
(Cost: $—)		1,642
Total Long-Term Investments — 99.0%
(Cost: $65,068,408)		41,462,632

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.31%(e)(f)(g)	515,816	515,920

Schedule of Investments (unaudited) (continued)	iShares® International Developed Property ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.09%(e)(f)	10,000	$10,000

Total Short-Term Securities — 1.3%
(Cost: $525,670)		525,920

Total Investments — 100.3%
(Cost: $65,594,078)		41,988,552

Liabilities in Excess of Other Assets — (0.3)%		(109,507)

Net Assets — 100.0%		$41,879,045

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$912,455	$—		$(396,493	)(a)	$(11)	$(31)	$515,920	515,816	$4,100	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	0	(a)	—		—	—	10,000	10,000	349		—
						$(11)	$(31)	$525,920		$4,449		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	12	09/07/23	$191	$4,849
Dow Jones U.S. Real Estate Index	7	09/15/23	236	4,087
				$8,936

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® International Developed Property ETF
June 30, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,498,112	$37,940,390	$22,488	$41,460,990
Rights	—	494	1,148	1,642
Short-Term Securities
Money Market Funds	525,920	—	—	525,920
	$4,024,032	$37,940,884	$23,636	$41,988,552
Derivative Financial Instruments(a)
Assets
Equity Contracts	$4,087	$4,849	$—	$8,936

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust